Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage and Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

17.          Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2010	2011	2012
Voyage expenses
Port charges	$1.047	$694	$2.484
Bunkers	1.544	915	10.788
Commissions – third parties	1.180	1.347	947
Commissions – related parties	1.540	1.237	1.134
Chartered-in vessel expenses	11.180	17.909	4.050
Miscellaneous	348	327	195
Total voyage expenses	$16.839	$22.429	$19.598

Vessel operating expenses
Crew wages and related costs	$12.348	$12.938	$14.498
Insurances	2.195	2.399	2.655
Maintenance, Repairs, Spares and Stores	4.729	6.130	6.779
Lubricants	1.925	2.189	3.046
Tonnage taxes	116	123	169
Upgrading expenses	301	789	19
Miscellaneous	735	679	666
Total vessel operating expenses	$22.349	$25.247	$27.832